SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		7,567	2,416
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock,Beginning balance, Shares	322,798	1,370	923
Restricted stock,Beginning balance, Shares	$ 225,639	$ 639.22	$ 748.89
Number of Restricted Stock, Shares of restricted stock granted	2,550,000	321,428	447
Shares of restricted stock granted	$ 180,000	$ 225,000	$ 413.33
Number of Restricted Stock, Exercised
Exercised
Number of Restricted Stock, Cancelled
Cancelled
Restricted stock, Ending balance, Shares	2,872,798	322,798	1,370
Restricted stock, Ending balance, Shares	$ 405,639	$ 225,639	$ 639.22
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period